Condensed Consolidated Statements of Operations - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014
Income Statement [Abstract]
Revenue	$ 0	$ 0	$ 0	$ 0
Expenses:
General and administrative	45	45	3,758	90
Salaries and wages	0	0	88,557	0
Patent Related Expenses	0	11,111	780	25,561
Total operating expenses	45	11,156	93,095	25,651
Net operating loss	(45)	(11,156)	(93,095)	(25,651)
Other income (expense):
Net loss	$ (45)	$ (11,156)	$ (93,095)	$ (25,651)
Weighted average number of common shares outstanding - basic and fully diluted	345,610,950	345,610,950	345,610,950	345,610,950
Net loss per share - basic and fully diluted	$ 0.00	$ 0.00	$ 0.00	$ 0.00